Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 19,234	$ 20,842
Gross deferred tax asset	19,234	20,842
Valuation allowance	$ (19,234)	$ (20,842)
Net deferred tax assets